Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 5, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 29, 2012
Newgate Global Resources Fund (Prospectus Summary) | Newgate Global Resources Fund | Newgate Global Resources Fund Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGGLX
Newgate Global Resources Fund (Prospectus Summary) | Newgate Global Resources Fund | Newgate Global Resources Fund Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGIRX

Newgate Global Resources Fund (Prospectus Summary) | Newgate Global Resources Fund
Summary Section
Investment Objectives.
The investment objectives of the Newgate Global Resources Fund (the "Fund")
are long-term growth of capital plus protection against inflation and declining U.S. dollar by investing in high-quality companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under "Shareholder Information - Class A Sales
Charge Reductions and Waivers" beginning on page 14 of this Prospectus and under
"Additional Purchase and Redemption Information - Sales Charge on Class A Shares"
beginning on page 37 of the Fund's SAI.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Newgate Global Resources Fund	Newgate Global Resources Fund Class A Shares	Newgate Global Resources Fund Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.25%	none
Maximum deferred sales charge (load) (as a percentage of purchases of $250,000 or more that are redeemed within 12 months of purchase)	0.50%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Newgate Global Resources Fund		Newgate Global Resources Fund Class A Shares	Newgate Global Resources Fund Class I Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) and Shareholder Servicing Fees		0.35%	none
Other Expenses		4.47%	4.35%
Total Annual Fund Operating Expenses		5.62%	5.15%
Less: Fee Waiver/Expense Reimbursement		(3.87%)	(3.75%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	[1]	1.75%	1.40%
[1]	Pursuant to an operating expense limitation agreement between Newgate Capital Management LLC, the Fund's investment adviser (the "Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, distribution fees, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.75% and 1.40% of the Fund's average annual net assets, for Class A shares and Class I shares, respectively, through at least March 31, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on the Fund's expenses.

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Newgate Global Resources Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Newgate Global Resources Fund Class A Shares	694	1,047	1,424	2,479
Newgate Global Resources Fund Class I Shares	143	443	766	1,680

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75.40% of the average value of its portfolio.
Principal Investment Strategies.
Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind. These companies may include, for example, companies involved, either directly or through subsidiaries, in exploring, mining, drilling, refining,processing, transporting, distributing, fabricating, dealing in or owning natural resources. The Fund will also invest in companies that provide services directly related to this activity for the above listed companies. Natural resources include, but are not limited to, precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), chemicals, paper and forest products, food, textile and tobacco products, and other basic commodities. In addition, the Fund may invest in domestic and foreign securities, including depositary receipts and securities of companies located in emerging markets, and may invest in companies of any size. The Fund will invest primarily in securities of at least three different countries, including the United States.

The Fund invests in equity securities, including common stocks and convertible securities. The Fund may invest up to 15% of its net assets in derivative instruments, including options, futures contracts and options on futures contracts, synthetic instruments and currency swaps. In addition to investments in equity securities, the Fund may invest up to 35% of its net assets in other investment companies, including exchange-traded funds ("ETFs"). The Fund may invest in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule
144A under the Securities Act of 1933, as amended (the "Securities Act"), as well as other restricted securities, and up to 15% of its net assets in illiquid securities. The Fund may also invest up to 20% of its net assets in U.S.
Government obligations.

The Adviser's investment process begins with a top-down, global economic assessment to identify undervalued sectors. The Adviser uses fundamental analysis, investment experience and professional judgment to evaluate the impact of current geopolitical and macroeconomic factors on the natural resource market and companies involved in the natural resource industry worldwide. The Adviser uses a bottom-up quantitative and fundamental analytic approach for security selection. The Adviser's rigorous, bottom-up approach focuses on a combination of relative valuation analysis and strategic business evaluation. In addition to attractive price levels, the Adviser focuses on large and medium capitalization companies with dominant market share, a high degree of financial transparency and good corporate governance.
Principal Risks.
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

·  Management Risk. Risk that the Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. Risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

·  Foreign Securities Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of
   U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S.
   and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

·  Emerging Markets Risk. The risk of investing in securities of companies located in developing or emerging markets may be heightened because countries in these markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·  Natural Resources Industry Concentration Risk. Because the Fund's investments are concentrated in the natural resources industry, the value of its investments will be affected by factors related to that industry and may fluctuate more widely than that of a fund that invests in a broad range of industries.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·  Convertible Securities Risk. A convertible security is a fixed-income security
   (a debt instrument or a preferred stock) which may be converted at a stated
   price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

·  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Mid-Cap, Small-Cap and Micro-Cap Company Risk. The risk that the securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

·  Shares of Other Investment Companies Risk. The risk that you will indirectly bear fees and expenses charged by the underlying funds in addition to the
   Fund's direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

·  Exchange-Traded Funds Risk. The risk related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF's shares may trade at a discount to their net asset value or that an active trading market for an ETF's shares may not develop or be maintained.

·  U.S. Government Obligations Risk. The risk that there can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

·  Derivative Securities Risk. The risk that the Fund's use of derivatives will cause losses due to the unexpected effect of market movements on a derivative's price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

·  Swap Agreement Risk. The risk that a swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

·  Synthetic Instruments Risk. The risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

·  Restricted Securities Risk. The risk that because there is a limited market for restricted securities, the Fund may find it difficult to sell the securities and to the extent the securities are sold in privately negotiated transactions, the Fund may have to sell them at a lower price than if they were sold publicly.
Performance.
The performance information demonstrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.newgatefunds.com or by calling the Fund toll-free at 888-9-Newgate
(888-963-9428).
Class I Shares Calendar Year Returns as of December 31	[1]

During the period shown in the bar chart, the best performance for a quarter was
24.86% (for the quarter ended September 30, 2010). The worst performance was
-33.96% (for the quarter ended September 30, 2011).
Average Annual Total Returns
Average Annual Total Returns Newgate Global Resources Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Newgate Global Resources Fund Class A Shares	Class A Shares Return Before Taxes	(30.79%)	10.96%	Dec 31, 2008
Newgate Global Resources Fund Class I Shares	Class I Shares Return Before Taxes	(26.71%)	13.37%	Dec 31, 2008
Newgate Global Resources Fund Class I Shares After Taxes on Distributions	Class I Return After Taxes on Distributions	(27.07%)	12.44%	Dec 31, 2008
Newgate Global Resources Fund Class I Shares After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	(16.89%)	11.34%	Dec 31, 2008
Dow Jones-UBS Commodity Index	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	(13.32%)	6.39%	Dec 31, 2008

After-tax returns are shown for Class I shares only and will vary for Class A shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses and sales load charges.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 29, 2012
Newgate Global Resources Fund (Prospectus Summary) | Newgate Global Resources Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objectives of the Newgate Global Resources Fund (the "Fund")
are long-term growth of capital plus protection against inflation and declining U.S. dollar by investing in high-quality companies involved in the production, extraction, processing, distribution and transportation of
		natural resources of any kind.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under "Shareholder Information - Class A Sales
Charge Reductions and Waivers" beginning on page 14 of this Prospectus and under
"Additional Purchase and Redemption Information - Sales Charge on Class A Shares"
		beginning on page 37 of the Fund's SAI.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-03-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 75.40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.40%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating
		expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind. These companies may include, for example, companies involved, either directly or through subsidiaries, in exploring, mining, drilling, refining,processing, transporting, distributing, fabricating, dealing in or owning natural resources. The Fund will also invest in companies that provide services directly related to this activity for the above listed companies. Natural resources include, but are not limited to, precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), chemicals, paper and forest products, food, textile and tobacco products, and other basic commodities. In addition, the Fund may invest in domestic and foreign securities, including depositary receipts and securities of companies located in emerging markets, and may invest in companies of any size. The Fund will invest primarily in securities of at least three different countries, including the United States.

The Fund invests in equity securities, including common stocks and convertible securities. The Fund may invest up to 15% of its net assets in derivative instruments, including options, futures contracts and options on futures contracts, synthetic instruments and currency swaps. In addition to investments in equity securities, the Fund may invest up to 35% of its net assets in other investment companies, including exchange-traded funds ("ETFs"). The Fund may invest in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule
144A under the Securities Act of 1933, as amended (the "Securities Act"), as well as other restricted securities, and up to 15% of its net assets in illiquid securities. The Fund may also invest up to 20% of its net assets in U.S.
Government obligations.

The Adviser's investment process begins with a top-down, global economic assessment to identify undervalued sectors. The Adviser uses fundamental analysis, investment experience and professional judgment to evaluate the impact of current geopolitical and macroeconomic factors on the natural resource market and companies involved in the natural resource industry worldwide. The Adviser uses a bottom-up quantitative and fundamental analytic approach for security selection. The Adviser's rigorous, bottom-up approach focuses on a combination of relative valuation analysis and strategic business evaluation. In addition to attractive price levels, the Adviser focuses on large and medium capitalization companies with dominant market share, a high degree of financial transparency
		and good corporate governance.
Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

·  Management Risk. Risk that the Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. Risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

·  Foreign Securities Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of
   U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S.
   and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

·  Emerging Markets Risk. The risk of investing in securities of companies located in developing or emerging markets may be heightened because countries in these markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·  Natural Resources Industry Concentration Risk. Because the Fund's investments are concentrated in the natural resources industry, the value of its investments will be affected by factors related to that industry and may fluctuate more widely than that of a fund that invests in a broad range of industries.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·  Convertible Securities Risk. A convertible security is a fixed-income security
   (a debt instrument or a preferred stock) which may be converted at a stated
   price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

·  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Mid-Cap, Small-Cap and Micro-Cap Company Risk. The risk that the securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

·  Shares of Other Investment Companies Risk. The risk that you will indirectly bear fees and expenses charged by the underlying funds in addition to the
   Fund's direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

·  Exchange-Traded Funds Risk. The risk related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF's shares may trade at a discount to their net asset value or that an active trading market for an ETF's shares may not develop or be maintained.

·  U.S. Government Obligations Risk. The risk that there can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

·  Derivative Securities Risk. The risk that the Fund's use of derivatives will cause losses due to the unexpected effect of market movements on a derivative's price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

·  Swap Agreement Risk. The risk that a swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

·  Synthetic Instruments Risk. The risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

·  Restricted Securities Risk. The risk that because there is a limited market for restricted securities, the Fund may find it difficult to sell the securities and to the extent the securities are sold in privately negotiated transactions, the Fund may have to sell them at a lower price than if they
		were sold publicly.
Risk, Lose Money	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The performance information demonstrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.newgatefunds.com or by calling the Fund toll-free at 888-9-Newgate
		(888-963-9428).
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888-963-9428
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.newgatefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class I Shares Calendar Year Returns as of December 31	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best performance for a quarter was
24.86% (for the quarter ended September 30, 2010). The worst performance was
		-33.96% (for the quarter ended September 30, 2011).
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for Class A shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are shown for Class I shares only and will vary for Class A shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred
		arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
Newgate Global Resources Fund (Prospectus Summary) | Newgate Global Resources Fund | Dow Jones-UBS Commodity Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Newgate Global Resources Fund (Prospectus Summary) | Newgate Global Resources Fund | Newgate Global Resources Fund Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) (as a percentage of purchases of $250,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) and Shareholder Servicing Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	4.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.62%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.87%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,047
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,424
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,479
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(30.79%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Newgate Global Resources Fund (Prospectus Summary) | Newgate Global Resources Fund | Newgate Global Resources Fund Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchases of $250,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) and Shareholder Servicing Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.15%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.75%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Annual Return 2009	rr_AnnualReturn2009	59.22%
Annual Return 2010	rr_AnnualReturn2010	24.87%
Annual Return 2011	rr_AnnualReturn2011	(26.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.96%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(26.71%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Newgate Global Resources Fund (Prospectus Summary) | Newgate Global Resources Fund | Newgate Global Resources Fund Class I Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(27.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Newgate Global Resources Fund (Prospectus Summary) | Newgate Global Resources Fund | Newgate Global Resources Fund Class I Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses and sales load charges.
[2]	Pursuant to an operating expense limitation agreement between Newgate Capital Management LLC, the Fund's investment adviser (the "Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, distribution fees, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.75% and 1.40% of the Fund's average annual net assets, for Class A shares and Class I shares, respectively, through at least March 31, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on the Fund's expenses.